Accounting for Stock-Based Compensation Expense - Schedule of Information about Options Outstanding and Exercisable (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total Shares Outstanding	875,042	333,106	63,518	78,987
Total Shares Exercisable	252,636	137,011	44,496
Weighted Average Exercise Price 4.62 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted Average Exercise Price	$ 4.62	$ 4.62	$ 4.62
Total Shares Outstanding	19,928	20,208	33,031
Weighted Average Contractual Life (in years)	6 years 6 months	7 years 3 months 18 days	7 years 2 months 12 days
Total Shares Exercisable	17,473	13,731	16,173
Weighted Average Exercise Price 5.04 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted Average Exercise Price	$ 5.04	$ 5.04	$ 5.04
Total Shares Outstanding	8,233	12,460	30,408
Weighted Average Contractual Life (in years)	4 years 9 months 18 days	5 years 6 months	5 years 1 month 6 days
Total Shares Exercisable	8,233	12,455	28,244
Weighted Average Exercise Price 125.58 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted Average Exercise Price			$ 125.58
Total Shares Outstanding			79
Weighted Average Contractual Life (in years)			1 year 1 month 6 days
Total Shares Exercisable			79
Weighted Average Exercise Price 5.18 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted Average Exercise Price	$ 5.18	$ 5.18
Total Shares Outstanding	285,625	300,438
Weighted Average Contractual Life (in years)	8 years 9 months 18 days	9 years 7 months 6 days
Total Shares Exercisable	159,406	110,825
Weighted Average Exercise Price 4.38 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted Average Exercise Price	$ 4.38
Total Shares Outstanding	86,458
Weighted Average Contractual Life (in years)	9 years 7 months 6 days
Total Shares Exercisable	8,540
Weighted Average Exercise Price 5.03 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted Average Exercise Price	$ 5.03
Total Shares Outstanding	21,500
Weighted Average Contractual Life (in years)	9 years 9 months 18 days
Weighted Average Exercise Price 5.35 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted Average Exercise Price	$ 5.35
Total Shares Outstanding	117,500
Weighted Average Contractual Life (in years)	9 years 8 months 12 days
Total Shares Exercisable	4,686
Weighted Average Exercise Price 7.50 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted Average Exercise Price	$ 7.50
Total Shares Outstanding	43,000
Weighted Average Contractual Life (in years)	9 years 6 months
Weighted Average Exercise Price 8.88 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted Average Exercise Price	$ 8.88
Total Shares Outstanding	238,500
Weighted Average Contractual Life (in years)	9 years 4 months 24 days
Weighted Average Exercise Price 9.11 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted Average Exercise Price	$ 9.11
Total Shares Outstanding	54,298
Weighted Average Contractual Life (in years)	9 years 4 months 24 days
Total Shares Exercisable	54,298